Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Sep. 30, 2018	Sep. 30, 2017
AOCI, Net of Tax [Roll Forward]
Beginning Balance	$ 1,452,723	$ 1,571,530	$ 1,172,377	$ 1,115,665
Income tax expense (benefit) related to pension and other post-retirement benefit plans (c)	(1,650)	4,128	2,901	2,054
Ending Balance	1,571,530	1,578,592	1,452,723	1,172,377
Accumulated other comprehensive income (loss)
AOCI, Net of Tax [Roll Forward]
Beginning Balance	(2,380)	(7,106)	(4,911)	(7,925)
Current-period other comprehensive income (loss)	(6,376)	15,810	5,432	5,068
Ending Balance	(7,106)	4,576	(2,380)	(4,911)
Amortization of prior service cost
AOCI, Net of Tax [Roll Forward]
Reclassification	(226)	(649)	(675)	(767)
Amortization of actuarial gain (loss)
AOCI, Net of Tax [Roll Forward]
Reclassification	447	1,787	1,487	1,858
Actuarial gain (loss) arising during the period
AOCI, Net of Tax [Roll Forward]
Reclassification	$ (6,597)	$ 14,672	$ 4,620	$ 3,977